Basic and diluted earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [Abstract]
Profit (loss), attributable to owners of parent	[1]	₩ 3,414,595	₩ 3,403,497	₩ 3,156,722
Less
Dividends to hybrid bonds		85,327	61,993	40,357
Net profit available for common stock		₩ 3,329,268	₩ 3,341,504	₩ 3,116,365
Weighted average number of common shares outstanding	[2],[3]	500,343,324	477,346,731	473,649,076
Basic and diluted earnings per share in won		₩ 6,654	₩ 7,000	₩ 6,579

[1]	The increase in reserve for credit losses, W25,608 million, due to the business combination with Orange Life insurance and Asia Trust for the year ended December 31, 2019 is excluded.
[2]	The number of basic ordinary shares outstanding is 516,599,554 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.
[3]	Treasury stock has retired on June 1, 2020.